Note 11 - Goodwill	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Goodwill Disclosure [Text Block]
11.	Goodwill

			Asia	Investment
	Americas	EMEA	Pacific	Management	Consolidated

Balance, December 31, 2017	$190,578	201,179	49,666	13,707	$455,130
Goodwill acquired during the year	18,014	79,364	1,954	366,350	465,682
Goodwill disposed during the year	-	(12,557)	-	-	(12,557)
Other items	44	-	-	-	44
Foreign exchange	(837)	(14,234)	(4,689)	(645)	(20,405)
Balance, December 31, 2018	207,799	253,752	46,931	379,412	887,894
Goodwill acquired during the year	11,970	846	45,405	-	58,221
Other items	330	4,404	-	-	4,734
Foreign exchange	311	(1,669)	(9)	(261)	(1,628)
Balance, December 31, 2019	220,410	257,333	92,327	379,151	949,221
Goodwill	246,681	260,645	92,327	379,151	978,804
Accumulated impairment loss	(26,271)	(3,312)	-	-	(29,583)
	$220,410	$257,333	$92,327	$379,151	$949,221

A test for goodwill impairment is required to be completed annually, in the Company’s case as of
August 1,
or more frequently if events or changes in circumstances indicate the asset might be impaired.
No
goodwill impairments were recorded in
2019
or
2018.
The accumulated impairment loss reflects a goodwill impairment incurred in
2009.